OTHER PAYABLES AND ACCRUALS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

19.	OTHER PAYABLES AND ACCRUALS

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Other payables to related parties (Note 16(c))	1,316	1,756
Accrued operating expenses	305	1,322

Other payables and accuruals	1,621	3,078